UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: BlackRock Florida Municipal Bond Fund of BlackRock Multi-State
              Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 02/01/07 - 04/30/07

Item 1 - Schedule of Investments

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                             Value
-------------------------------------------------------------------------------------------------------------------------------
California - 0.5%   $   500  Golden State Tobacco Securitization Corporation of California, Tobacco Settlement
                             Revenue Refunding Bonds, Senior Series A-1, 5.75% due 6/01/2047                           $    535
-------------------------------------------------------------------------------------------------------------------------------
Florida - 83.0%       1,095  Altamonte Springs, Florida, Health Facilities Authority, Hospital Revenue Bonds
                             (Adventist Health Systems-Sunbelt), 7% due 10/01/2014 (f)                                    1,320
                    -----------------------------------------------------------------------------------------------------------
                      1,210  Ballantrae, Florida, Community Development District, Capital Improvement Revenue Bonds,
                             6% due 5/01/2035                                                                             1,298
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Cape Coral, Florida, Special Obligation Revenue Bonds, 5% due 10/01/2033 (j)                 1,059
                    -----------------------------------------------------------------------------------------------------------
                        545  Capital Trust Agency, Florida, Air Cargo Revenue Bonds, AMT, 6.25% due 1/01/2019               580
                    -----------------------------------------------------------------------------------------------------------
                        930  Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial
                             Hospital), 6.25% due 8/15/2023                                                               1,013
                    -----------------------------------------------------------------------------------------------------------
                      1,500  Citrus County, Florida, Hospital Board Revenue Refunding Bonds (Citrus Memorial
                             Hospital), 6.375% due 8/15/2032                                                              1,643
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Cypress Lakes, Florida, Community Development District, Special Assessment Bonds,
                             Series A, 6% due 5/01/2034                                                                   1,057
                    -----------------------------------------------------------------------------------------------------------
                      1,500  Fiddlers Creek, Florida, Community Development District Number 2, Special Assessment
                             Revenue Bonds, Series A, 6.375% due 5/01/2035                                                1,607
                    -----------------------------------------------------------------------------------------------------------
                      1,035  Florida HFA, Homeowner Mortgage Revenue Bonds, AMT, Series 3, 6.35% due 7/01/2028 (h)(j)     1,057
                    -----------------------------------------------------------------------------------------------------------
                        800  Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, AMT, Series 2,
                             4.80% due 7/01/2032 (c)(d)                                                                     802
                    -----------------------------------------------------------------------------------------------------------
                        480  Florida Housing Finance Corporation, Homeowner Mortgage Revenue Refunding Bonds, AMT,
                             Series 4, 6.25% due 7/01/2022 (i)                                                              497
                    -----------------------------------------------------------------------------------------------------------
                      1,383  Florida State Board of Education, Lottery Revenue Bonds, DRIVERS, Series 222, 8.231%
                             due 7/01/2017 (g)(o)(q)                                                                      1,616
                    -----------------------------------------------------------------------------------------------------------
                        965  Harbor Bay, Florida, Community Development District, Capital Improvement Special
                             Assessment Revenue Bonds, Series A, 7% due 5/01/2033                                         1,046
                    -----------------------------------------------------------------------------------------------------------
                      2,000  Hernando County, Florida, School Board, COP, 5% due 7/01/2035 (j)                            2,105
                    -----------------------------------------------------------------------------------------------------------
                      3,500  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                             (Adventist Health System), Series A, 6% due 11/15/2011 (k)                                   3,852
                    -----------------------------------------------------------------------------------------------------------
                      1,250  Highlands County, Florida, Health Facilities Authority, Hospital Revenue Bonds
                             (Adventist Health System), Series C, 5.25% due 11/15/2036                                    1,308
-------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT          Alternative Minimum Tax (subject to)
COP          Certificates of Participation
DATES        Daily Adjustable Tax-Exempt Securities
DRIVERS      Derivative Inverse Tax-Exempt Receipts
EDA          Economic Development Authority
HFA          Housing Finance Agency
IDA          Industrial Development Authority
IDR          Industrial Development Revenue Bonds
S/F          Single-Family
VRDN         Variable Rate Demand Notes

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                             Value
-------------------------------------------------------------------------------------------------------------------------------
                    $ 1,000  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                             Company), AMT, Series A, 7.125% due 4/01/2030                                             $  1,084
                    -----------------------------------------------------------------------------------------------------------
                      1,750  Hillsborough County, Florida, IDA, Exempt Facilities Revenue Bonds (National Gypsum
                             Company), AMT, Series B, 7.125% due 4/01/2030                                                1,897
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                             Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036                             1,066
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                             Bonds (Mayo Clinic-Jacksonville), Series A, 5.50% due 11/15/2036 (j)                         1,072
                    -----------------------------------------------------------------------------------------------------------
                      2,000  Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                             Bonds (Mayo Clinic-Jacksonville), Series B, 5.50% due 11/15/2036                             2,131
                    -----------------------------------------------------------------------------------------------------------
                        410  Jacksonville, Florida, Economic Development Commission, Health Care Facilities Revenue
                             Bonds (Mayo Clinic-Jacksonville), Series B, 5.50% due 11/15/2036 (j)                           440
                    -----------------------------------------------------------------------------------------------------------
                      2,050  Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking
                             Solutions Project), AMT, 5.875% due 6/01/2031 (a)                                            2,279
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Jacksonville, Florida, Economic Development Commission, Revenue Refunding Bonds
                             (Anheuser Busch Company Project), AMT, Series B, 4.75% due 3/01/2047                           981
                    -----------------------------------------------------------------------------------------------------------
                      1,200  Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,
                             5.25% due 10/01/2032 (g)                                                                     1,271
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist
                             Medical Center Project), Series A, 5% due 8/15/2037                                          1,028
                    -----------------------------------------------------------------------------------------------------------
                      1,520  Jacksonville, Florida, Sales Tax Revenue Bonds, 5% due 10/01/2027 (j)                        1,591
                    -----------------------------------------------------------------------------------------------------------
                        980  Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT,
                             Series A, 5% due 3/01/2039 (d)                                                                 995
                    -----------------------------------------------------------------------------------------------------------
                      1,200  Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds (Shell
                             Point/Alliance Obligor Group), 5.125% due 11/15/2036                                         1,223
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Marco Island, Florida, Utility System Revenue Bonds, 5% due 10/01/2033 (j)                   1,046
                    -----------------------------------------------------------------------------------------------------------
                      1,200  Marion County, Florida, Hospital District, Revenue Refunding Bonds (Monroe Regional
                             Medical Center), 5% due 10/01/2029                                                           1,225
                    -----------------------------------------------------------------------------------------------------------
                      2,320  Martin County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Martin
                             Memorial Medical Center), Series A, 5.875% due 11/15/2012 (k)                                2,507
                    -----------------------------------------------------------------------------------------------------------
                      3,435  Miami-Dade County, Florida, Aviation Revenue Bonds, AMT, Series A, 5% due 10/01/2033 (i)     3,540
                    -----------------------------------------------------------------------------------------------------------
                      2,495  Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B,
                             5.25% due 7/01/2026 (g)                                                                      2,696
                    -----------------------------------------------------------------------------------------------------------
                      3,450  Miami-Dade County, Florida, Expressway Authority, Toll System Revenue Bonds, Series B,
                             5% due 7/01/2033 (g)                                                                         3,615
                    -----------------------------------------------------------------------------------------------------------
                      1,250  Miami-Dade County, Florida, Solid Waste System Revenue Bonds, 5.25% due 10/01/2030 (j)       1,351
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Middle Village Community Development District, Florida, Special Assessment Bonds,
                             Series A, 6% due 5/01/2035                                                                   1,057
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Midtown Miami, Florida, Community Development District, Special Assessment Revenue
                             Bonds, Series A, 6.25% due 5/01/2037                                                         1,087
-------------------------------------------------------------------------------------------------------------------------------

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                             Value
-------------------------------------------------------------------------------------------------------------------------------
                    $   975  Oak Creek, Florida, Community Development District, Special Assessment Bonds, 5.80%
                             due 5/01/2035                                                                             $  1,019
                    -----------------------------------------------------------------------------------------------------------
                        975  Old Palm Community Development District, Florida, Special Assessment Bonds (Palm Beach
                             Gardens), Series A, 5.90% due 5/01/2035                                                      1,025
                    -----------------------------------------------------------------------------------------------------------
                        500  Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Adventist
                             Health System), 6.25% due 11/15/2012 (k)                                                       559
                    -----------------------------------------------------------------------------------------------------------
                      2,705  Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds (Orlando
                             Regional Healthcare), 6% due 12/01/2012 (k)                                                  3,003
                    -----------------------------------------------------------------------------------------------------------
                      1,500  Orlando and Orange County, Florida, Expressway Authority Revenue Bonds, Series B, 5%
                             due 7/01/2035 (b)                                                                            1,568
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Orlando, Florida, Greater Orlando Aviation Authority, Airport Facilities Revenue Bonds
                             (JetBlue Airways Corp.), AMT, 6.375% due 11/15/2026                                          1,061
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Orlando, Florida, Urban Community Development District, Capital Improvement Special
                             Assessment Bonds, 6.25% due 5/01/2034                                                        1,075
                    -----------------------------------------------------------------------------------------------------------
                        930  Orlando, Florida, Urban Community Development District, Capital Improvement Special
                             Assessment Bonds, Series A, 6.95% due 5/01/2033                                              1,005
                    -----------------------------------------------------------------------------------------------------------
                      1,265  Osceola County, Florida, Infrastructure Sales Surplus Tax Revenue Bonds, 5.25%
                             due 10/01/2025 (b)                                                                           1,339
                    -----------------------------------------------------------------------------------------------------------
                      2,000  Osceola County, Florida, School Board, COP, Series A, 5.25% due 6/01/2027 (b)                2,122
                    -----------------------------------------------------------------------------------------------------------
                        925  Osceola County, Florida, Tourist Development Tax Revenue Bonds, Series A, 5.50%
                             due 10/01/2027 (g)                                                                             992
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Palm Beach County, Florida, School Board, COP, Series A, 5% due 8/01/2031 (i)                1,054
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Palm Coast, Florida, Utility System Revenue Bonds, 5% due 10/01/2027 (j)                     1,045
                    -----------------------------------------------------------------------------------------------------------
                        500  Park Place Community Development District, Florida, Special Assessment Revenue Bonds,
                             6.75% due 5/01/2032                                                                            535
                    -----------------------------------------------------------------------------------------------------------
                        985  Park Place Community Development District, Florida, Special Assessment Revenue Bonds,
                             6.375% due 5/01/2034                                                                         1,058
                    -----------------------------------------------------------------------------------------------------------
                      2,080  Pasco County, Florida, Health Facilities Authority, Gross Revenue Bonds (Adventist
                             Health System-Sunbelt), 7% due 10/01/2014 (f)                                                2,487
                    -----------------------------------------------------------------------------------------------------------
                      2,000  Pinellas County, Florida, Health Facilities Authority Revenue Bonds (BayCare Health
                             System, Inc.), 5.75% due 5/15/2013 (k)                                                       2,210
                    -----------------------------------------------------------------------------------------------------------
                        500  Pinellas County, Florida, Health Facilities Authority, Revenue Refunding Bonds (Pooled
                             Hospital Loan Program), DATES, VRDN, 4% due 12/01/2015 (b)(n)                                  500
                    -----------------------------------------------------------------------------------------------------------
                      1,300  Polk County, Florida, Public Facilities Revenue Bonds, 5% due 12/01/2033 (j)                 1,372
                    -----------------------------------------------------------------------------------------------------------
                         45  Reunion East Community Development District, Florida, Special Assessment, Series B,
                             5.90% due 11/01/2007                                                                            45
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Saint Johns County, Florida, Sales Tax Revenue Bonds, Series A, 5.25% due 10/01/2028 (b)     1,074
                    -----------------------------------------------------------------------------------------------------------
                        900  South Florida Water Management District, COP, 5% due 10/01/2036 (b)                            950
                    -----------------------------------------------------------------------------------------------------------
                        985  South Kendall, Florida, Community Development District, Special Assessment Bonds,
                             Series A, 5.90% due 5/01/2035                                                                1,031
-------------------------------------------------------------------------------------------------------------------------------

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

                       Face
                     Amount  Municipal Bonds                                                                             Value
-------------------------------------------------------------------------------------------------------------------------------
                    $ 1,000  South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital, Inc.),
                             5.80% due 10/01/2034                                                                      $  1,039
                    -----------------------------------------------------------------------------------------------------------
                        995  South Lake County, Florida, Hospital District Revenue Bonds (South Lake Hospital, Inc.),
                             6.375% due 10/01/2034                                                                        1,096
                    -----------------------------------------------------------------------------------------------------------
                        310  Sterling Hill, Florida, Community Development District, Capital Improvement Revenue
                             Refunding Bonds, Series B, 5.50% due 11/01/2010                                                310
                    -----------------------------------------------------------------------------------------------------------
                        105  Stoneybrook West, Florida, Community Development District, Special Assessment Revenue
                             Bonds, Series B, 6.45% due 5/01/2010                                                           106
                    -----------------------------------------------------------------------------------------------------------
                      2,860  University of Central Florida (UCF) Athletics Association, Inc., COP, Series A, 5.25%
                             due 10/01/2034 (g)                                                                           3,058
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Village Center Community Development District, Florida, Utility Revenue Bonds, 5.125%
                             due 10/01/2028 (j)                                                                           1,056
                    -----------------------------------------------------------------------------------------------------------
                      1,425  Vista Lakes Community Development District, Florida, Capital Improvement Revenue Bonds,
                             Series A, 6.75% due 5/01/2034                                                                1,553
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Volusia County, Florida, IDA, Student Housing Revenue Bonds (Stetson University
                             Project), Series A, 5% due 6/01/2035 (e)                                                     1,053
-------------------------------------------------------------------------------------------------------------------------------
New Jersey - 2.4%     1,500  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2024                             1,578
                    -----------------------------------------------------------------------------------------------------------
                      1,020  New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                             1,098
-------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 2.2%    1,365  Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control
                             Facilities Revenue Bonds (Cogeneration Facility-AES Puerto Rico Project), AMT, 6.625%
                             due 6/01/2026                                                                                1,474
                    -----------------------------------------------------------------------------------------------------------
                      1,000  Puerto Rico Public Buildings Authority, Government Facilities Revenue Refunding Bonds,
                             Series I, 5% due 7/01/2036                                                                   1,037
                    -----------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds  (Cost - $94,497) - 88.1%                                            100,164
-------------------------------------------------------------------------------------------------------------------------------

                             Municipal Bonds Held in Trust (p)
-------------------------------------------------------------------------------------------------------------------------------
Florida - 18.0%       7,235  Florida State Board of Education, Lottery Revenue Bonds, Series B, 6.25%
                             due 7/01/2010 (g)(k)                                                                         7,846
                    -----------------------------------------------------------------------------------------------------------
                      5,000  Florida State Turnpike Authority, Turnpike Revenue Bonds (Department of Transportation),
                             Series A, 6.25% due 7/01/2010 (g)(k)                                                         5,422
                    -----------------------------------------------------------------------------------------------------------
                      2,000  Santa Rosa County, Florida, School Board, COP, Revenue Refunding Bonds, Series 2, 5.25%
                             due 2/01/2026 (g)                                                                            2,158
                    -----------------------------------------------------------------------------------------------------------
                      4,640  South Broward, Florida, Hospital District, Hospital Revenue Bonds, 5.625%
                             due 5/01/2032 (j)                                                                            5,074
-------------------------------------------------------------------------------------------------------------------------------
                             Total Municipal Bonds Held in Trust (Cost - $19,504)  - 18.0%                               20,500
-------------------------------------------------------------------------------------------------------------------------------

                     Shares
                       Held  Mutual Funds
-------------------------------------------------------------------------------------------------------------------------------
                        211  BlackRock Florida Insured Municipal 2008 Term Trust (l)                                      3,062
-------------------------------------------------------------------------------------------------------------------------------
                             Total Mutual Funds (Cost - $3,495) - 2.7%                                                    3,062
-------------------------------------------------------------------------------------------------------------------------------
                             Short-Term Securities
-------------------------------------------------------------------------------------------------------------------------------
                          5  CMA Florida Municipal Money Fund, 5% (l)(m)                                                      5
-------------------------------------------------------------------------------------------------------------------------------
                             Total Short-Term Securities (Cost - $5) - 0.0%                                                   5
-------------------------------------------------------------------------------------------------------------------------------
                             Total Investments (Cost - $117,501*) - 108.8%                                              123,731

                             Liabilities in Excess of Other Assets - (0.4%)                                                (440)

                             Liability for Trust Certificates, Including Interest Expense Payable - (8.4%)               (9,521)
                                                                                                                       --------
                             Net Assets - 100.0%                                                                       $113,770
                                                                                                                       ========

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 109,196
                                                                      =========
      Gross unrealized appreciation                                   $   5,556
      Gross unrealized depreciation                                        (459)
                                                                      ---------
      Net unrealized appreciation                                     $   5,097
                                                                      =========

(a)   ACA Insured.
(b)   AMBAC Insured.
(c)   FHLMC Collateralized.
(d)   FNMA/GNMA Collateralized.
(e)   CIFG Insured.
(f)   Escrowed to maturity.
(g)   FGIC Insured.
(h)   FHA Insured.
(i)   FSA Insured.
(j)   MBIA Insured.
(k)   Prerefunded.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -----------------------------------------------------------------------------------------------
                                         Purchase          Sale            Realized          Dividend
      Affiliate                            Cost            Cost              Gain             Income
      -----------------------------------------------------------------------------------------------
      BlackRock Florida Insured
      Municipal 2008 Term Trust             --              --                 --               $71

      CMA Florida Municipal
      Money Fund                            --+             --                 --                --+
      -----------------------------------------------------------------------------------------------

+     Amount is less than $1,000.
(m)   Represents the current yield as of April 30, 2007.
(n) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(o) The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(p) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(q) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust
Schedule of Investments as of April 30, 2007                      (in Thousands)

o Forward interest rate swaps outstanding as of April 30, 2007 were as follows:

      ----------------------------------------------------------------------------------------------
                                                                          Notional       Unrealized
                                                                           Amount       Appreciation
      ----------------------------------------------------------------------------------------------
      Pay a fixed rate of 3.627% and receive a floating rate based on
      1-week Bond Market Association rate

      Broker, JPMorgan Chase
      Expires June 2017                                                    $ 15,000         $30
      ----------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: June 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: June 20, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock Florida Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: June 20, 2007